FINANCIAL INSTRUMENTS - Net investment hedge (Details) R$ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Net investment hedge
Gain (loss) on net investment hedge, recognized in OCI | R$	R$ 488,146		R$ (695,102)	R$ (2,504,914)
Ten/Thirty Years Bonds
Net investment hedge
Gain (loss) on effects of exchange rate changes | $		$ 1.1